UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05364

American High-Income Trust
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Courtney R. Taylor
American High-Income Trust
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American High-Income TrustSM

[photo of windows of a building]

Semi-annual report for the six months ended March 31, 2012

American High-Income Trust seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

This fund is one of the American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2012:

Class A shares	1 year	5 years	10 years
Reflecting 3.75% maximum sales charge	0.06%	4.94%	7.60%

The total annual fund operating expense ratio was 0.67% for Class A shares as of the prospectus dated December 1, 2011.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. See americanfunds.com for more information.

Results for other share classes can be found on page 4.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

[photo of windows of a building]

Fellow investors:

Signs of an improving U.S. economy, some progress in efforts to resolve the euro zone debt crisis, and investor demand for higher yielding debt helped create double-digit returns for the high-yield bond markets throughout the first half of fiscal 2012.

For the six-month period ending March 31, 2012, American High-Income Trust reported a total return of 11.2%, assuming the reinvestment of monthly dividends totaling 43 cents a share. Shareholders who reinvested dividends received an income return of 4.2%.

Those results slightly trailed the 11.9% gain for the Lipper High Current Yield Funds Index, a benchmark of similar funds, and the 12.2% return for Barclays U.S. Corporate High Yield 2% Issuer Capped Index, which covers the universe of fixed-rate, non-investment-grade debt and limits the maximum exposure of any one issuer to 2%. The latter index is unmanaged and, therefore, has no expenses.

Shareholders who elected to take their dividends in cash saw the value of their holdings increase by 6.9% and received an income return of 4.2%.

[Begin Sidebar]
Results at a glance
For periods ended March 31, 2012, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime
					(since 2/19/88)
American High-Income Trust
(Class A shares)	11.2%	4.0%	5.7%	8.0%	8.6%
Barclays U.S. Corporate High
Yield 2% Issuer Capped Index*	12.2	6.4	8.3	9.3	—
Lipper High Current Yield
Funds Index	11.9	4.6	5.7	7.6	7.1

*This index did not exist prior to December 31, 1992. It is unmanaged and, therefore, has no expenses.
[End Sidebar]

The six months in review

Growing confidence that the U.S. economic recovery is sustainable and durable has led to increased consumer spending. Reflecting this trend, the fund’s returns this period were helped by investments related to the real estate, industrial, financial and technology industries. On the other hand, very low natural gas prices weakened energy and utilities investments.

While the economic outlook in the U.S. continues to improve, growth is likely to be modest by historical standards, and could be easily derailed by factors such as higher energy prices and worsening conditions in Europe. In light of these issues, the Federal Reserve appears willing to keep short-term rates low, creating strong demand for high-yield bonds from investors in search of income. Broadly, total returns for below-investment-grade (BB and below) bonds eclipsed those of investment-grade (BBB and above) bonds during the period as investors’ tolerance for risk increased.

High-yield bonds still have higher yields than other fixed-income and equity asset classes, which has boosted demand from investors seeking yield. This demand has been partly met by new issuance, but only partly, and as a result yields have been driven down to the lower end of their historical range. With low absolute yields and strong demand from high-yield bond buyers, companies may find it attractive to add leverage to their balance sheets. This can create attractive new investment opportunities, but also can increase risks to existing holdings.

A long-term perspective

As mentioned above, the market still faces a number of macroeconomic challenges. Policymakers are addressing the issues surrounding the European debt crisis incrementally, but progress is slow and it likely will take years to resolve. Excessive fiscal deficits in governments around the world could raise financing costs and reduce liquidity in the system.

[Begin Sidebar]
We are deeply saddened by the loss of Jon B. Lovelace Jr., chairman emeritus and former portfolio counselor of Capital Research and Management Company and former chairman of The Capital Group Companies.

Nearly every aspect of the Capital Group bears some stamp of Jon’s leadership and service from 1951 until 2005. He was one of the principal architects of our Multiple Portfolio Counselor System, an early proponent of international investing, the founder of New Perspective Fund and Capital Income Builder and a standard-bearer of the Capital Group’s mission to serve investors.

Though he never sought the spotlight, his accomplishments in life, work and philanthropy will long be remembered.
[End Sidebar]

With these issues in mind, and on the heels of several years of strong returns, our investment managers are taking a slightly more cautious view of the market. While volatility in the high-yield market should be anticipated, it’s important to note that investors who have maintained a long-term perspective have received solid returns over time. For the past 10-year period ended March 31, 2012, the fund’s shareholders earned an average annual total return of 8.0%, with dividends reinvested. That compares with a 7.6% average annual total return for the Lipper High Current Yield Funds Index and a 9.3% gain for Barclays U.S. Corporate High Yield 2% Issuer Capped Index for that same period.

Those long-term returns surpassed other asset classes over the same 10-year time period. Investment-grade bonds, as measured by the Citigroup BIG Index, earned an average annual total return of 5.9% and large U.S. stocks, as measured by Standard & Poor’s 500 Composite Index, posted a 4.1% return.

On another note, we would like to take this opportunity to thank Paul G. Haaga, Jr., for his years of leadership as an officer of American High-Income Trust. Paul stepped down as vice chairman of the board on December 31, 2011, after 27 years of service to the American Funds.

As always, we appreciate your continued support and long-term investment perspective.

Sincerely,

/s/ David C. Barclay

David C. Barclay
President

May 14, 2012

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
The fund’s 30-day yield for Class A shares as of April 30, 2012, calculated in accordance with the U.S. Securities and Exchange Commission formula, was 5.61%. The fund’s distribution rate for Class A shares as of that date was 7.41%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.
[End Sidebar]

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2012:
			10 years/
	1 year	5 years	Life of class1
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	–1.63%	4.66%	7.35%
Not reflecting CDSC	3.18	4.95	7.35

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	2.17	4.90	7.13
Not reflecting CDSC	3.14	4.90	7.13

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	3.93	5.71	7.95

Class F-2 shares3 — first sold 8/4/08
Not reflecting annual asset-based fee charged
by sponsoring firm	4.20	—	9.30

Class 529-A shares4
Reflecting 3.75% maximum sales charge	–0.03	4.87	7.52
Not reflecting maximum sales charge	3.88	5.69	7.93

Class 529-B shares2,4
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–1.76	4.54	7.21
Not reflecting CDSC	3.05	4.83	7.21

Class 529-C shares4
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	2.10	4.84	7.05
Not reflecting CDSC	3.06	4.84	7.05

Class 529-E shares3,4	3.62	5.39	7.61

Class 529-F-1 shares3,4 — first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	4.10	5.90	9.66

1Applicable to Class F-2 and 529-F-1 shares only. All other share classes reflect 10-year results.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. See americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Summary investment portfolio             March 31, 2012
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Portfolio by type of security	(percent of net assets)

U.S. corporate bonds & notes	59.7%
Corporate bonds & notes of issuers outside the U.S.	13.1%
Corporate loans	10.4%
U.S. Treasury bonds & notes	0.3%
Common stocks & warrants	1.6%
Convertible securities	0.9%
Preferred securities	0.5%
Other	3.8%
Short-term securities & other assets less liabilities	9.7%
[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 87.27%	(000)	(000)	assets
Corporate bonds, notes & loans - 83.16%
Consumer discretionary - 20.92%
MGM Resorts International 5.875%-13.00% 2012-2022	$305,633	$322,115	1.74%
Charter Communications, Inc.13.50% 2016	46,320	52,921
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.:
7.25% 2017	70,900	76,395
7.875%-8.125% 2018-2020	78,600	86,426
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00%-7.375% 2019-2020	33,000	35,720	1.36
Univision Communications Inc., Term Loan B, 4.491% 2017 (1) (2) (3)	170,024	157,957
Univision Communications Inc. 8.50% 2021 (4)	41,275	41,069	1.08
Needle Merger Sub Corp. 8.125% 2019 (4)	123,500	124,735	.67
Revel Entertainment, Term Loan B, 9.00% 2017 (1) (2) (3)	119,175	118,095	.64
Neiman Marcus Group, Inc., Term Loan B, 4.75% 2018 (1) (2) (3)	102,945	102,969	.56
Nara Cable Funding Ltd. 8.875% 2018	€81,975	101,677	.55
Virgin Media Finance PLC, Series 1, 9.50% 2016	$88,775	100,538	.54
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	82,450	90,798	.49
Boyd Gaming Corp. 9.125% 2018	82,070	85,866	.46
Michaels Stores, Inc. 7.75% 2018	70,750	75,702	.41
PETCO Animal Supplies, Inc. 9.25% 2018 (4)	67,205	74,094	.40
Other securities		2,219,113	12.02
		3,866,190	20.92

Telecommunication services - 11.40%
Nextel Communications, Inc.:
Series E, 6.875% 2013	46,088	46,319
Series F, 5.95% 2014	117,065	117,650
Series D, 7.375% 2015	121,273	117,635
Sprint Nextel Corp.:
8.375% 2017	83,450	80,946
6.00%- 11.50% 2016-2032 (4)	158,025	162,420	2.84
Clearwire Communications and Clearwire Finance, Inc.:
Series B, 12.00% 2015 (4)	138,930	137,541
Series A, 12.00% 2015 (4)	123,580	122,344
14.75% 2016 (4)	16,600	18,260
12.00% 2017 (4)	91,930	82,048	1.95
Frontier Communications Corp.:
8.25% 2017	119,625	129,195
7.875%-8.750% 2015-2022	118,593	126,010	1.38
Cricket Communications, Inc.:
10.00% 2015	52,570	55,593
7.75% 2016	151,590	160,686	1.17
Wind Acquisition SA:
8.25% 2017 (4)	131,430	130,116
7.25% 2018 (4)	37,080	35,041
7.375% 2018	€21,915	27,255	1.04
Trilogy International Partners, LLC, 10.25% 2016 (4)	$89,290	78,352	.42
Other securities		480,336	2.60
		2,107,747	11.40

Financials - 10.34%
Realogy Corp.:
Letter of Credit, 4.691% 2016 (1) (2) (3)	10,813	10,102
Term Loan B, 4.77% 2016 (1) (2) (3)	127,571	119,183
Second Lien Term Loan A, 13.50% 2017 (2) (3)	147,699	152,657
7.875% 2019 (4)	145,435	146,162
9.00% 2020 (4)	86,235	89,253
7.625%-10.50% 2014-2020 (4)	4,000	4,130	2.82
CIT Group Inc.:
Series C, 4.75% 2015 (4)	152,100	153,823
5.50%-7.00% 2016-2019 (4)	36,550	37,267	1.03
International Lease Finance Corp. 4.875% 2015	115,930	114,827	.62
Other securities		1,083,363	5.87
		1,910,767	10.34

Industrials - 9.47%
Ply Gem Industries, Inc. 8.25% 2018	148,925	150,600	.81
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.47% 2014 (1) (2) (3)	163,479	121,850	.66
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	122,780	120,017	.65
CEVA Group PLC 12.75% 2020 (4)	106,850	101,507	.55
DAE Aviation Holdings, Inc. 11.25% 2015 (4)	75,434	79,017	.43
Euramax International, Inc. 9.50% 2016	84,615	77,846	.42
Other securities		1,098,605	5.95
		1,749,442	9.47

Health care - 7.52%
VWR Funding, Inc., Series B, 10.25% 2015 (5)	138,533	144,075	.78
PTS Acquisition Corp. 9.50% 2015 (5)	120,218	124,125	.67
Quintiles, Term Loan B, 5.00% 2018 (1) (2) (3)	110,079	110,469	.60
Kinetic Concepts, Inc. 10.50% 2018 (4)	87,405	91,666	.50
Other securities		919,335	4.97
		1,389,670	7.52

Information technology - 6.34%
First Data Corp.:
11.25% 2016	81,540	74,201
Term Loan D, 5.242% 2017 (1) (2) (3)	49,511	47,484
12.625% 2021	149,392	150,512
8.75% 2022 (4) (1) (5)	102,127	99,063
7.375%-10.55% 2015-2021 (4) (5)	114,041	113,833	2.62
NXP BV and NXP Funding LLC 10.00% 2013 (6)	77,049	85,524	.46
Blackboard Inc., Term Loan B, 7.50% 2018 (1) (2) (3)	82,718	82,446	.45
Other securities		518,683	2.81
		1,171,746	6.34

Materials - 5.48%
Reynolds Group 7.125%-9.875% 2016-2019 (4)	230,655	238,236	1.29
Georgia Gulf Corp. 9.00% 2017 (4) (7)	92,490	103,126	.55
Other securities		671,424	3.64
		1,012,786	5.48

Energy - 5.43%
Laredo Petroleum, Inc. 9.50% 2019	81,950	91,579	.50
Other securities		911,686	4.93
		1,003,265	5.43

Consumer staples - 3.48%
SUPERVALU INC. 8.00% 2016	81,860	86,158	.47
Other securities		556,114	3.01
		642,272	3.48

Utilities - 2.78%
Intergen Power 9.00% 2017 (4)	71,950	76,087	.41
TXU, Term Loan, 4.743% 2017 (1) (2) (3)	134,658	75,156	.40
Other securities		362,926	1.97
		514,169	2.78

Total corporate bonds, notes & loans		15,368,054	83.16

U.S. Treasury bonds & notes - 0.29%
U.S. Treasury 1.375% 2012 (8)	51,500	53,744	.29

Other - 3.82%
Other securities		707,027	3.82

Total bonds, notes & other debt instruments (cost: $15,789,544,000)		16,128,825	87.27

	Principal		Percent
	amount	Value	of net
Convertible securities - 0.87%	(000)	(000)	assets

Telecommunication services - 0.03%
Clearwire Corp. 8.25% convertible notes 2040 (4)	$7,722	6,052	.03

Other - 0.84%
Other securities		154,230	.84

Total convertible securities (cost: $145,487,000)		160,282	.87

			Percent
		Value	of net
Preferred securities - 0.52%		(000)	assets

Financials - 0.52%
Other securities		97,134	.52

Total preferred securities (cost: $91,544,000)		97,134	.52

			Percent
		Value	of net
Common stocks - 1.62%	Shares	(000)	assets

Financials - 0.43%
CIT Group Inc. (9)	124,904	5,151	.03
Other securities		74,181	.40
		79,332	.43

Telecommunication services - 0.14%
Frontier Communications Corp., Class B	6,000,000	25,020	.14

Other - 1.05%
Other securities		195,104	1.05

Total common stocks (cost: $250,348,000)		299,456	1.62

			Percent
		Value	of net
Warrants - 0.03%	Shares	(000)	assets

Consumer discretionary - 0.03%
Charter Communications, Inc., warrants, expire 2014 (9)	13,390	258	.00
Other securities		6,194	.03
		6,452	.03

Total warrants (cost: $2,387,000)		6,452	.03

	Principal		Percent
	amount	Value	of net
Short-term securities - 8.05%	(000)	(000)	assets

Fannie Mae 0.07%-0.19% due 5/1/2012-1/8/2013	$457,775	$457,434	2.47
U.S. Treasury Bills 0.048%-0.125% due 4/19-8/23/2012	265,200	265,143	1.43
Freddie Mac 0.07%-0.13% due 6/12-10/2/2012	250,500	250,394	1.36
Federal Home Loan Bank 0.07%-0.19% due 5/30-10/16/2012	92,100	92,068	.50
Other securities		422,781	2.29
Total short-term securities (cost: $1,487,891,000)		1,487,820	8.05

Total investment securities (cost: $17,767,201,000)		18,179,969	98.36
Other assets less liabilities		302,467	1.64

Net assets		$18,482,436	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended March 31, 2012, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 3/31/2012 (000)
Georgia Gulf Corp. 9.00% 2017 (4)	$92,490,000	-	-	$92,490,000	$4,156	$103,126
Georgia Gulf Corp. (9)	2,198,408	1,222,333	1,697,333	1,723,408	-	60,112
Georgia Gulf Corp. 10.75% 2016	$5,388,000	-	$5,388,000	-	33	-
Nortek Inc. 10.00% 2018	$50,485,000	$53,485,000	$56,235,000	$47,735,000	2,436	50,838
Nortek Inc. 8.50% 2021	$51,015,000	$61,015,000	$71,140,000	$40,890,000	2,106	40,686
Nortek, Inc. (9)	793,646	-	-	793,646	-	34,913
Cooper-Standard Holdings Inc. (4) (9)	1,224,685	-	-	1,224,685	-	53,568
Cooper-Standard Holdings Inc. 7.00% convertible preferred (4) (10)	99,687	-	-	99,687	348	19,498
Cooper-Standard Holdings Inc., warrants, expire 2017 (4) (9) (10)	195,965	-	-	195,965	-	4,164
American Media, Inc. (6) (9) (10)	1,122,345	-	-	1,122,345	-	11,313
					$9,079	$378,218

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Coupon rate may change periodically.
(2) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(3) Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in "Other securities," was $1,922,003,000, which represented 10.40% of the net assets of the fund.

(4) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $5,964,918,000, which represented 32.27% of the net assets of the fund.

(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6) Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.  Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date	(000)	(000)	net assets
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$70,290	$85,524	.46%
American Media, Inc.	11/17/2010	18,803	11,313	.07
Other restricted securities		54,403	55,894	.30
Total restricted securities		$143,496	$152,731	.83%

(7) Represents an affiliated company as defined under the Investment Company Act of 1940.
(8) A portion of this security was pledged as collateral for losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $604,000, which represented less than .01% of the net assets of the fund.

(9) Security did not produce income during the last 12 months.
(10) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $190,431,000, which represented 1.03% of the net assets of the fund.

Key to symbol
€ = Euros

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2012	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $17,471,209)	$17,801,751
Affiliated issuers (cost: $295,992)	378,218	$18,179,969
Cash		11,845
Unrealized appreciation on open forward currency contracts		1,413
Receivables for:
Sales of investments	$25,808
Sales of fund's shares	38,615
Dividends and interest	355,604	420,027
		18,613,254
Liabilities:
Unrealized depreciation on open forward currency contracts		2,961
Payables for:
Purchases of investments	88,772
Repurchases of fund's shares	19,938
Dividends on fund's shares	7,280
Closed forward currency contracts	82
Investment advisory services	4,431
Services provided by related parties	6,953
Trustees' deferred compensation	198
Other	203	127,857
Net assets at March 31, 2012		$18,482,436

Net assets consist of:
Capital paid in on shares of beneficial interest		$19,010,813
Distributions in excess of net investment income		(12,915)
Accumulated net realized loss		(926,713)
Net unrealized appreciation		411,251
Net assets at March 31, 2012		$18,482,436

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (1,669,602 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$12,842,636	1,160,134	$11.07
Class B	233,454	21,089	11.07
Class C	1,355,424	122,442	11.07
Class F-1	1,512,481	136,629	11.07
Class F-2	837,498	75,655	11.07
Class 529-A	311,147	28,107	11.07
Class 529-B	15,003	1,355	11.07
Class 529-C	118,631	10,716	11.07
Class 529-E	17,456	1,577	11.07
Class 529-F-1	17,689	1,598	11.07
Class R-1	22,873	2,066	11.07
Class R-2	220,224	19,894	11.07
Class R-3	341,955	30,890	11.07
Class R-4	228,693	20,659	11.07
Class R-5	271,998	24,571	11.07
Class R-6	135,274	12,220	11.07

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2012	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $51;
also includes $8,731 from affiliates)	$695,725
Dividends (also includes $348 from affiliates)	6,605	$702,330

Fees and expenses*:
Investment advisory services	26,328
Distribution services	26,631
Transfer agent services	10,964
Administrative services	1,488
Reports to shareholders	572
Registration statement and prospectus	341
Trustees' compensation	78
Auditing and legal	69
Custodian	112
State and local taxes	108
Other	329	67,020
Net investment income		635,310

Net realized gain and unrealized appreciation
on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (also includes $12,571 net gain from affiliates)	83,330
Forward currency contracts	6,688
Currency transactions	(850)	89,168
Net unrealized appreciation (depreciation) on:
Investments	1,083,358
Forward currency contracts	(7,383)
Currency translations	1,132	1,077,107
Net realized gain and unrealized appreciation
on investments, forward currency contracts and currency		1,166,275
Net increase in net assets resulting
from operations		$1,801,585

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended March 31, 2012*	Year ended September 30, 2011
Operations:
Net investment income	$635,310	$1,310,018
Net realized gain on investments, forward currency contracts and currency transactions	89,168	550,497
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	1,077,107	(1,731,856)
Net increase in net assets resulting from operations	1,801,585	128,659

Dividends paid or accrued to shareholders from net investment income	(683,172)	(1,350,032)

Net capital share transactions	1,387,460	305,028

Total increase (decrease) in net assets	2,505,873	(916,345)

Net assets:
Beginning of period	15,976,563	16,892,908
End of period (including distributions in excess of and undistributed
net investment income: $(12,915) and $34,947, respectively)	$18,482,436	$15,976,563

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
         unaudited

1.	Organization

American High-Income Trust (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

3.	Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure– The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Corporate bonds, notes, & loans	$-	$15,320,610	$47,444	$15,368,054
U.S. Treasury bonds & notes	-	53,744	-	53,744
Other	-	707,027	-	707,027
Convertible securities	36,108	124,174	-	160,282
Preferred securities	18,735	78,399	-	97,134
Common stocks	287,908	-	11,548	299,456
Warrants	258	4,164	2,030	6,452
Short-term securities	-	1,487,820	-	1,487,820
Total	$343,009	$17,775,938	$61,022	$18,179,969

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$1,413	$-	$1,413
Unrealized depreciation on open forward currency contracts	-	(2,961)	-	(2,961)
Total	$-	$(1,548)	$-	$(1,548)

*Forward currency contracts are not included in the investment portfolio.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the U.S.— Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007 and state tax authorities and tax authorities outside the U.S. for tax years before 2006.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2011, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$67,652
Capital loss carryforward expiring 2018*	(998,023)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,055,347
Gross unrealized depreciation on investment securities	(695,957)
Net unrealized appreciation on investment securities	359,390
Cost of investment securities	17,820,579

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2012	Year ended September 30, 2011
Class A	$481,139	$948,181
Class B	9,021	26,714
Class C	46,536	95,927
Class F-1	55,749	115,447
Class F-2	29,492	46,320
Class 529-A	11,288	20,211
Class 529-B	553	1,431
Class 529-C	3,900	7,106
Class 529-E	619	1,063
Class 529-F-1	640	1,045
Class R-1	779	1,552
Class R-2	7,535	15,146
Class R-3	12,070	24,160
Class R-4	8,695	17,338
Class R-5	10,241	19,644
Class R-6	4,915	8,747
Total	$683,172	$1,350,032

6.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.135% on such assets in excess of $15 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $8,333,333 of the fund's monthly gross income and decreasing 1.50% on such income in excess of $50 million. For the six months ended March 31, 2012, the investment advisory services fee was $26,328,000, which was equivalent to an annualized rate of 0.305% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2012, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period October 1, 2011, through December 31, 2011, only Class A and B shares were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to Class C, F, R and 529 shares through the fees paid by the fund to CRMC under the fund’s administrative services agreement with CRMC as described in the administrative services section on the following page; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include Class C, F, R and 529 shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services expenses for some classes may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes.

For the six months ended March 31, 2012, the total transfer agent services fee paid under these agreements was $10,964,000, of which $9,905,000 was paid by the fund to AFS and $1,059,000 was paid by the fund to CRMC through its administrative services agreement with the fund. Amounts paid to CRMC by the fund were then paid by CRMC to AFS and other third parties.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, R and 529 shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period October 1, 2011, through December 31, 2011, the agreement applied only to Class C, F, R and 529 shares. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) of their respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include Class A shares. Under the revised agreement, Class A shares pay an annual fee of 0.01% and Class C, F, R and 529 shares pay an annual fee of 0.05% of their respective average daily net assets to CRMC for administrative services. Fees for transfer agent services are no longer included as part of the administrative services fee paid by the fund to CRMC.

For the six months ended March 31, 2012, total fees paid to CRMC for performing administrative services were $1,488,000.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described on the previous page for the six months ended March 31, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$14,341	$7,877	$309	Not applicable
Class B	1,238	161	Not applicable	Not applicable
Class C	6,447	828	285	Not applicable
Class F-1	1,700	748	317	Not applicable
Class F-2	Not applicable	317	169	Not applicable
Class 529-A	301	132	66	$142
Class 529-B	77	9	4	8
Class 529-C	544	57	25	55
Class 529-E	40	5	4	8
Class 529-F-1	-	7	4	8
Class R-1	108	14	7	Not applicable
Class R-2	782	404	55	Not applicable
Class R-3	783	234	94	Not applicable
Class R-4	270	108	58	Not applicable
Class R-5	Not applicable	61	62	Not applicable
Class R-6	Not applicable	2	29	Not applicable
Total class-specific expenses	$26,631	$10,964	$1,488	$221

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $78,000, shown on the accompanying financial statements, includes $63,000 in current fees (either paid in cash or deferred) and a net increase of $15,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2012
Class A	$1,509,377	139,640	$438,662	40,446	$(1,110,694)	(103,334)	$837,345	76,752
Class B	14,866	1,376	8,113	749	(69,710)	(6,496)	(46,731)	(4,371)
Class C	187,694	17,357	41,219	3,802	(185,886)	(17,294)	43,027	3,865
Class F-1	410,363	38,064	54,674	5,041	(305,836)	(28,505)	159,201	14,600
Class F-2	301,688	28,104	24,163	2,226	(102,346)	(9,507)	223,505	20,823
Class 529-A	42,543	3,936	11,239	1,036	(21,922)	(2,035)	31,860	2,937
Class 529-B	1,554	144	548	50	(4,009)	(373)	(1,907)	(179)
Class 529-C	16,409	1,518	3,884	358	(9,769)	(908)	10,524	968
Class 529-E	2,705	251	616	57	(1,599)	(148)	1,722	160
Class 529-F-1	3,380	312	636	59	(1,551)	(144)	2,465	227
Class R-1	4,063	376	771	71	(3,382)	(312)	1,452	135
Class R-2	37,998	3,513	7,464	689	(39,073)	(3,628)	6,389	574
Class R-3	101,273	9,352	11,986	1,106	(56,519)	(5,260)	56,740	5,198
Class R-4	41,163	3,812	8,666	799	(43,645)	(4,056)	6,184	555
Class R-5	53,214	4,929	10,204	941	(31,101)	(2,890)	32,317	2,980
Class R-6	24,854	2,298	4,902	452	(6,389)	(590)	23,367	2,160
Total net increase
(decrease)	$2,753,144	254,982	$627,747	57,882	$(1,993,431)	(185,480)	$1,387,460	127,384

Year ended September 30, 2011
Class A	$2,605,724	229,912	$844,366	75,016	$(3,058,911)	(271,226)	$391,179	33,702
Class B	41,092	3,620	23,217	2,059	(236,503)	(20,828)	(172,194)	(15,149)
Class C	324,695	28,610	81,992	7,284	(421,827)	(37,401)	(15,140)	(1,507)
Class F-1	529,143	46,653	110,292	9,796	(730,942)	(65,285)	(91,507)	(8,836)
Class F-2	277,746	24,465	34,006	3,025	(210,334)	(18,597)	101,418	8,893
Class 529-A	75,124	6,629	20,114	1,788	(43,688)	(3,871)	51,550	4,546
Class 529-B	2,565	226	1,419	126	(9,838)	(868)	(5,854)	(516)
Class 529-C	30,054	2,653	7,072	629	(19,438)	(1,725)	17,688	1,557
Class 529-E	4,520	401	1,058	94	(1,995)	(177)	3,583	318
Class 529-F-1	6,417	566	1,037	92	(2,737)	(244)	4,717	414
Class R-1	6,478	571	1,518	135	(9,006)	(796)	(1,010)	(90)
Class R-2	78,238	6,908	14,994	1,332	(87,033)	(7,692)	6,199	548
Class R-3	119,975	10,572	24,046	2,133	(173,188)	(15,397)	(29,167)	(2,692)
Class R-4	91,285	8,062	17,262	1,533	(98,183)	(8,664)	10,364	931
Class R-5	95,406	8,410	19,487	1,731	(105,669)	(9,381)	9,224	760
Class R-6	49,975	4,389	8,737	776	(34,734)	(3,110)	23,978	2,055
Total net increase
(decrease)	$4,338,437	382,647	$1,210,617	107,549	$(5,244,026)	(465,262)	$305,028	24,934

* Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,494,764,000 and $3,237,230,000, respectively, during the six months ended March 31, 2012.

9.	Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party can not meet their contractual obligations.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

As of March 31, 2012, the fund had open forward currency contracts to sell currencies, as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
			Contract amount		Unrealized appreciation (depreciation) at 3/31/2012
	Settlement date	Counterparty	Receive	Deliver

Sales
Brazilian reais	4/5/2012	JPMorgan Chase	$23,306	BRL40,000	$1,413
Euros	4/12/2012	Barclays Bank PLC	$9,181	€7,000	(151)
Euros	4/13/2012	HSBC Bank	$10,909	€8,250	(95)
Euros	4/13/2012	HSBC Bank	$11,231	€8,500	(98)
Euros	4/16/2012	JPMorgan Chase	$58,535	€45,000	(1,424)
Euros	4/19/2012	JPMorgan Chase	$22,343	€17,000	(332)
Euros	4/23/2012	Bank of New York Mellon	$9,241	€7,000	(95)
Euros	4/26/2012	Citibank	$60,212	€45,700	(745)
Euros	4/27/2012	JPMorgan Chase	$1,323	€1,000	(11)
Euros	4/30/2012	Citibank	$3,591	€2,700	(10)
Euros	5/10/2012	UBS AG	$2,001	€1,500	(0)
Forward currency contracts - net					$(1,548)

Financial highlights

			Income (loss) from investment operations(1)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(2)(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(3)		Ratio of net income to average net assets(3)

Class A:	Six months ended 3/31/2012(4)(5)	$10.36	$.40	$.74	$1.14	$(.43)	$-	$(.43)	$11.07	11.18%	$12,843	.70	%(6)	.70	%(6)	7.45	%(6)
	Year ended 9/30/2011	11.13	.85	(.74)	.11	(.88)	-	(.88)	10.36	.67	11,223	.67		.67		7.57
	Year ended 9/30/2010	10.29	.89	.78	1.67	(.83)	-	(.83)	11.13	16.75	11,687	.68		.68		8.26
	Year ended 9/30/2009	10.01	.83	.33	1.16	(.88)	-	(.88)	10.29	14.03	10,274	.80		.79		9.57
	Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)	(.93)	(.02)	(.95)	10.01	(11.87)	8,074	.70		.67		8.14
	Year ended 9/30/2007	12.30	.93	.04	.97	(.92)	-	(.92)	12.35	7.99	9,516	.69		.66		7.35

Class B:	Six months ended 3/31/2012(4)(5)	10.36	.36	.74	1.10	(.39)	-	(.39)	11.07	10.77	233	1.45	(6)	1.45	(6)	6.73	(6)
	Year ended 9/30/2011	11.13	.77	(.74)	.03	(.80)	-	(.80)	10.36	(.10)	264	1.44		1.44		6.82
	Year ended 9/30/2010	10.29	.80	.78	1.58	(.74)	-	(.74)	11.13	15.86	452	1.46		1.46		7.50
	Year ended 9/30/2009	10.01	.76	.33	1.09	(.81)	-	(.81)	10.29	13.18	550	1.56		1.55		8.93
	Year ended 9/30/2008	12.35	.85	(2.32)	(1.47)	(.85)	(.02)	(.87)	10.01	(12.55)	557	1.47		1.44		7.37
	Year ended 9/30/2007	12.30	.83	.04	.87	(.82)	-	(.82)	12.35	7.19	756	1.44		1.41		6.62

Class C:	Six months ended 3/31/2012(4)(5)	10.36	.36	.74	1.10	(.39)	-	(.39)	11.07	10.74	1,355	1.49	(6)	1.49	(6)	6.66	(6)
	Year ended 9/30/2011	11.13	.76	(.74)	.02	(.79)	-	(.79)	10.36	(.15)	1,229	1.48		1.48		6.76
	Year ended 9/30/2010	10.29	.80	.78	1.58	(.74)	-	(.74)	11.13	15.80	1,337	1.51		1.51		7.44
	Year ended 9/30/2009	10.01	.76	.33	1.09	(.81)	-	(.81)	10.29	13.15	1,213	1.58		1.57		8.74
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.59)	890	1.52		1.48		7.32
	Year ended 9/30/2007	12.30	.83	.04	.87	(.82)	-	(.82)	12.35	7.14	1,045	1.48		1.45		6.55

Class F-1:	Six months ended 3/31/2012(4)(5)	10.36	.40	.74	1.14	(.43)	-	(.43)	11.07	11.17	1,512	.72	(6)	.72	(6)	7.42	(6)
	Year ended 9/30/2011	11.13	.85	(.74)	.11	(.88)	-	(.88)	10.36	.62	1,264	.72		.72		7.52
	Year ended 9/30/2010	10.29	.88	.78	1.66	(.82)	-	(.82)	11.13	16.69	1,457	.74		.74		8.21
	Year ended 9/30/2009	10.01	.83	.33	1.16	(.88)	-	(.88)	10.29	14.02	1,482	.81		.80		9.54
	Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)	(.93)	(.02)	(.95)	10.01	(11.90)	1,204	.74		.70		8.09
	Year ended 9/30/2007	12.30	.92	.04	.96	(.91)	-	(.91)	12.35	7.98	1,166	.70		.67		7.32

Class F-2:	Six months ended 3/31/2012(4)(5)	10.36	.41	.74	1.15	(.44)	-	(.44)	11.07	11.31	838	.46	(6)	.46	(6)	7.65	(6)
	Year ended 9/30/2011	11.13	.88	(.74)	.14	(.91)	-	(.91)	10.36	.88	568	.46		.46		7.77
	Year ended 9/30/2010	10.29	.91	.78	1.69	(.85)	-	(.85)	11.13	16.98	511	.48		.48		8.44
	Year ended 9/30/2009	10.01	.81	.37	1.18	(.90)	-	(.90)	10.29	14.32	341	.53		.53		8.99
	Period from 8/4/2008 to 9/30/2008(4)	11.01	.14	(1.00)	(.86)	(.14)	-	(.14)	10.01	(7.84)	13	.08		.07		1.34

Class 529-A:	Six months ended 3/31/2012(4)(5)	10.36	.39	.74	1.13	(.42)	-	(.42)	11.07	11.14	311	.77	(6)	.77	(6)	7.37	(6)
	Year ended 9/30/2011	11.13	.85	(.74)	.11	(.88)	-	(.88)	10.36	.59	261	.74		.74		7.50
	Year ended 9/30/2010	10.29	.88	.78	1.66	(.82)	-	(.82)	11.13	16.66	230	.76		.76		8.18
	Year ended 9/30/2009	10.01	.82	.33	1.15	(.87)	-	(.87)	10.29	13.99	172	.84		.83		9.50
	Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)	(.93)	(.02)	(.95)	10.01	(11.91)	120	.74		.71		8.11
	Year ended 9/30/2007	12.30	.92	.04	.96	(.91)	-	(.91)	12.35	7.92	124	.76		.72		7.30

Class 529-B:	Six months ended 3/31/2012(4)(5)	10.36	.35	.74	1.09	(.38)	-	(.38)	11.07	10.70	15	1.58	(6)	1.58	(6)	6.58	(6)
	Year ended 9/30/2011	11.13	.75	(.74)	.01	(.78)	-	(.78)	10.36	(.22)	16	1.55		1.55		6.70
	Year ended 9/30/2010	10.29	.79	.78	1.57	(.73)	-	(.73)	11.13	15.74	23	1.56		1.56		7.39
	Year ended 9/30/2009	10.01	.75	.33	1.08	(.80)	-	(.80)	10.29	13.08	22	1.65		1.64		8.76
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.64)	18	1.58		1.55		7.26
	Year ended 9/30/2007	12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.06	21	1.56		1.53		6.50

Class 529-C:	Six months ended 3/31/2012(4)(5)	10.36	.35	.74	1.09	(.38)	-	(.38)	11.07	10.71	119	1.57	(6)	1.57	(6)	6.58	(6)
	Year ended 9/30/2011	11.13	.76	(.74)	.02	(.79)	-	(.79)	10.36	(.21)	101	1.54		1.54		6.70
	Year ended 9/30/2010	10.29	.79	.78	1.57	(.73)	-	(.73)	11.13	15.75	91	1.56		1.56		7.39
	Year ended 9/30/2009	10.01	.75	.33	1.08	(.80)	-	(.80)	10.29	13.08	68	1.64		1.63		8.71
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.64)	49	1.57		1.54		7.27
	Year ended 9/30/2007	12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.07	52	1.55		1.52		6.50

Class 529-E:	Six months ended 3/31/2012(4)(5)	$10.36	$.38	$.74	$1.12	$(.41)	$-	$(.41)	$11.07	11.00%	$17	1.02	%(6)	1.02	%(6)	7.12	%(6)
	Year ended 9/30/2011	11.13	.81	(.74)	.07	(.84)	-	(.84)	10.36	.31	15	1.02		1.02		7.22
	Year ended 9/30/2010	10.29	.85	.78	1.63	(.79)	-	(.79)	11.13	16.34	12	1.04		1.04		7.90
	Year ended 9/30/2009	10.01	.80	.33	1.13	(.85)	-	(.85)	10.29	13.66	9	1.13		1.12		9.23
	Year ended 9/30/2008	12.35	.90	(2.32)	(1.42)	(.90)	(.02)	(.92)	10.01	(12.18)	7	1.06		1.02		7.79
	Year ended 9/30/2007	12.30	.88	.04	.92	(.87)	-	(.87)	12.35	7.62	7	1.04		1.01		7.01

Class 529-F-1:	Six months ended 3/31/2012(4)(5)	10.36	.40	.74	1.14	(.43)	-	(.43)	11.07	11.26	18	.56	(6)	.56	(6)	7.58	(6)
	Year ended 9/30/2011	11.13	.87	(.74)	.13	(.90)	-	(.90)	10.36	.80	14	.53		.53		7.70
	Year ended 9/30/2010	10.29	.90	.78	1.68	(.84)	-	(.84)	11.13	16.91	11	.55		.55		8.40
	Year ended 9/30/2009	10.01	.84	.33	1.17	(.89)	-	(.89)	10.29	14.23	7	.63		.62		9.72
	Year ended 9/30/2008	12.35	.95	(2.32)	(1.37)	(.95)	(.02)	(.97)	10.01	(11.74)	6	.56		.52		8.29
	Year ended 9/30/2007	12.30	.94	.04	.98	(.93)	-	(.93)	12.35	8.15	6	.54		.51		7.51

Class R-1:	Six months ended 3/31/2012(4)(5)	10.36	.35	.74	1.09	(.38)	-	(.38)	11.07	10.74	23	1.51	(6)	1.51	(6)	6.64	(6)
	Year ended 9/30/2011	11.13	.76	(.74)	.02	(.79)	-	(.79)	10.36	(.17)	20	1.50		1.50		6.74
	Year ended 9/30/2010	10.29	.79	.78	1.57	(.73)	-	(.73)	11.13	15.78	23	1.53		1.53		7.41
	Year ended 9/30/2009	10.01	.75	.33	1.08	(.80)	-	(.80)	10.29	13.08	18	1.64		1.63		8.65
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.62)	12	1.55		1.52		7.29
	Year ended 9/30/2007	12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.08	13	1.57		1.52		6.50

Class R-2:	Six months ended 3/31/2012(4)(5)	10.36	.35	.74	1.09	(.38)	-	(.38)	11.07	10.74	220	1.51	(6)	1.51	(6)	6.64	(6)
	Year ended 9/30/2011	11.13	.76	(.74)	.02	(.79)	-	(.79)	10.36	(.15)	200	1.53		1.48		6.76
	Year ended 9/30/2010	10.29	.80	.78	1.58	(.74)	-	(.74)	11.13	15.80	209	1.58		1.51		7.44
	Year ended 9/30/2009	10.01	.76	.33	1.09	(.81)	-	(.81)	10.29	13.17	170	1.79		1.56		8.81
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.58)	128	1.70		1.48		7.34
	Year ended 9/30/2007	12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.13	138	1.69		1.47		6.56

Class R-3:	Six months ended 3/31/2012(4)(5)	10.36	.38	.74	1.12	(.41)	-	(.41)	11.07	11.00	342	1.03	(6)	1.03	(6)	7.12	(6)
	Year ended 9/30/2011	11.13	.81	(.74)	.07	(.84)	-	(.84)	10.36	.31	266	1.02		1.02		7.22
	Year ended 9/30/2010	10.29	.85	.78	1.63	(.79)	-	(.79)	11.13	16.33	316	1.05		1.05		7.90
	Year ended 9/30/2009	10.01	.80	.33	1.13	(.85)	-	(.85)	10.29	13.66	272	1.13		1.12		9.20
	Year ended 9/30/2008	12.35	.89	(2.32)	(1.43)	(.89)	(.02)	(.91)	10.01	(12.20)	185	1.07		1.04		7.77
	Year ended 9/30/2007	12.30	.88	.04	.92	(.87)	-	(.87)	12.35	7.58	186	1.07		1.04		6.98

Class R-4:	Six months ended 3/31/2012(4)(5)	10.36	.40	.74	1.14	(.43)	-	(.43)	11.07	11.17	229	.72	(6)	.72	(6)	7.44	(6)
	Year ended 9/30/2011	11.13	.85	(.74)	.11	(.88)	-	(.88)	10.36	.61	208	.72		.72		7.52
	Year ended 9/30/2010	10.29	.88	.78	1.66	(.82)	-	(.82)	11.13	16.68	213	.75		.75		8.19
	Year ended 9/30/2009	10.01	.83	.33	1.16	(.88)	-	(.88)	10.29	14.02	172	.81		.80		9.56
	Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)	(.93)	(.02)	(.95)	10.01	(11.93)	125	.77		.73		8.08
	Year ended 9/30/2007	12.30	.92	.04	.96	(.91)	-	(.91)	12.35	7.93	118	.75		.72		7.30

Class R-5:	Six months ended 3/31/2012(4)(5)	10.36	.41	.74	1.15	(.44)	-	(.44)	11.07	11.33	272	.42	(6)	.42	(6)	7.73	(6)
	Year ended 9/30/2011	11.13	.88	(.74)	.14	(.91)	-	(.91)	10.36	.91	224	.42		.42		7.82
	Year ended 9/30/2010	10.29	.91	.78	1.69	(.85)	-	(.85)	11.13	17.03	232	.44		.44		8.50
	Year ended 9/30/2009	10.01	.85	.33	1.18	(.90)	-	(.90)	10.29	14.37	202	.51		.50		9.88
	Year ended 9/30/2008	12.35	.96	(2.32)	(1.36)	(.96)	(.02)	(.98)	10.01	(11.65)	140	.45		.42		8.40
	Year ended 9/30/2007	12.30	.96	.04	1.00	(.95)	-	(.95)	12.35	8.26	137	.44		.41		7.61

Class R-6:	Six months ended 3/31/2012(4)(5)	10.36	.41	.74	1.15	(.44)	-	(.44)	11.07	11.36	135	.37	(6)	.37	(6)	7.76	(6)
	Year ended 9/30/2011	11.13	.89	(.74)	.15	(.92)	-	(.92)	10.36	.96	104	.37		.37		7.86
	Year ended 9/30/2010	10.29	.92	.78	1.70	(.86)	-	(.86)	11.13	17.09	89	.39		.39		8.56
	Period from 5/1/2009 to 9/30/2009(4)	8.47	.33	1.83	2.16	(.34)	-	(.34)	10.29	25.96	49	.18		.18		3.55

	Six months ended March 31,	Year ended September 30
	2012(4)(5)	2011	2010	2009	2008	2007

Portfolio turnover rate for all share classes	20%	51%	47%	43%	35%	42%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(4)Based on operations for the period shown and, accordingly, is not representative of a full year.
(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
          unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2011, through March 31, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2011	Ending account value 3/31/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,111.80	$3.70	.70%
Class A -- assumed 5% return	1,000.00	1,021.50	3.54	.70
Class B -- actual return	1,000.00	1,107.69	7.64	1.45
Class B -- assumed 5% return	1,000.00	1,017.75	7.31	1.45
Class C -- actual return	1,000.00	1,107.44	7.85	1.49
Class C -- assumed 5% return	1,000.00	1,017.55	7.52	1.49
Class F-1 -- actual return	1,000.00	1,111.68	3.80	.72
Class F-1 -- assumed 5% return	1,000.00	1,021.40	3.64	.72
Class F-2 -- actual return	1,000.00	1,113.11	2.43	.46
Class F-2 -- assumed 5% return	1,000.00	1,022.70	2.33	.46
Class 529-A -- actual return	1,000.00	1,111.41	4.06	.77
Class 529-A -- assumed 5% return	1,000.00	1,021.15	3.89	.77
Class 529-B -- actual return	1,000.00	1,106.95	8.32	1.58
Class 529-B -- assumed 5% return	1,000.00	1,017.10	7.97	1.58
Class 529-C -- actual return	1,000.00	1,107.06	8.27	1.57
Class 529-C -- assumed 5% return	1,000.00	1,017.15	7.92	1.57
Class 529-E -- actual return	1,000.00	1,110.02	5.38	1.02
Class 529-E -- assumed 5% return	1,000.00	1,019.90	5.15	1.02
Class 529-F-1 -- actual return	1,000.00	1,112.56	2.96	.56
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.20	2.83	.56
Class R-1 -- actual return	1,000.00	1,107.36	7.96	1.51
Class R-1 -- assumed 5% return	1,000.00	1,017.45	7.62	1.51
Class R-2 -- actual return	1,000.00	1,107.37	7.96	1.51
Class R-2 -- assumed 5% return	1,000.00	1,017.45	7.62	1.51
Class R-3 -- actual return	1,000.00	1,109.99	5.43	1.03
Class R-3 -- assumed 5% return	1,000.00	1,019.85	5.20	1.03
Class R-4 -- actual return	1,000.00	1,111.68	3.80	.72
Class R-4 -- assumed 5% return	1,000.00	1,021.40	3.64	.72
Class R-5 -- actual return	1,000.00	1,113.32	2.22	.42
Class R-5 -- assumed 5% return	1,000.00	1,022.90	2.12	.42
Class R-6 -- actual return	1,000.00	1,113.57	1.96	.37
Class R-6 -- assumed 5% return	1,000.00	1,023.15	1.87	.37

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2013. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its primary objective of providing a high level of current income and its secondary objective of capital appreciation. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Offices

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2012, portfolio of American High-Income Trust’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Trust files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American High-Income Trust, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1 As of 12/31/11.
2 Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3 Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage Fund®
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-921-0512P

Litho in USA RCG/ALD/8076-S28714

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American High-Income TrustSM
Investment portfolio

March 31, 2012
unaudited

Bonds, notes & other debt instruments — 87.27%	Principal amount (000)	Value (000)

CORPORATE BONDS, NOTES & LOANS — 83.16%
CONSUMER DISCRETIONARY — 20.92%
MGM Resorts International 6.75% 2012	$41,353	$42,258
MGM Resorts International 6.75% 2013	45,790	47,450
MGM Resorts International 13.00% 2013	27,275	31,741
MGM Resorts International 5.875% 2014	70,090	72,543
MGM Resorts International 10.375% 2014	9,525	10,847
MGM Resorts International 6.625% 2015	18,975	19,592
MGM Resorts International 6.875% 2016	12,000	12,180
MGM Resorts International 7.50% 2016	31,400	32,499
MGM Resorts International 11.125% 2017	13,800	15,680
MGM Resorts International 9.00% 2020	12,225	13,661
MGM Resorts International 7.75% 2022	23,200	23,664
Charter Communications, Inc. 13.50% 2016	46,320	52,921
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	70,900	76,395
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	40,425	43,861
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	10,000	10,650
CCO Holdings LLC and CCO Holdings Capital Corp. 7.375% 2020	23,000	25,070
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	38,175	42,565
Univision Communications Inc., Term Loan B, 4.491% 20171,2,3	170,024	157,957
Univision Communications Inc. 8.50% 20214	41,275	41,069
Virgin Media Finance PLC, Series 1, 9.50% 2016	88,775	100,538
Virgin Media Secured Finance PLC 6.50% 2018	9,325	10,176
Virgin Media Finance PLC 8.375% 20194	57,435	64,614
Revel Entertainment, Term Loan B, 9.00% 20171,2,3	119,175	118,095
Revel Entertainment 12.00% 20181,5,6,7	38,348	37,153
Michaels Stores, Inc., Term Loan B3, 5.125% 20161,2,3	17,346	17,439
Michaels Stores, Inc., Term Loan B2, 5.125% 20161,2,3	5,877	5,909
Michaels Stores, Inc. 11.375% 2016	11,000	11,743
Michaels Stores, Inc. 13.00% 2016	38,550	40,767
Michaels Stores, Inc. 7.75% 2018	70,750	75,702
Boyd Gaming Corp. 6.75% 2014	31,675	31,873
Boyd Gaming Corp. 7.125% 2016	34,465	33,431
Boyd Gaming Corp. 9.125% 2018	82,070	85,866
Neiman Marcus Group, Inc. 10.375% 2015	27,825	29,112
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20181,2,3	102,945	102,969
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,3	14,086	14,134
Toys “R” Us-Delaware, Inc. 7.375% 20164	19,580	20,167
Toys “R” Us Property Co. II, LLC 8.50% 2017	38,025	39,879
Toys “R” Us Property Co. I, LLC 10.75% 2017	3,875	4,262
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20181,2,3	41,462	41,177
Toys “R” Us, Inc. 7.375% 2018	12,900	11,642
Needle Merger Sub Corp. 8.125% 20194	123,500	124,735
Nara Cable Funding Ltd. 8.875% 2018	€81,975	101,677
Nara Cable Funding Ltd. 8.875% 20184	$22,000	21,010
Limited Brands, Inc. 5.25% 2014	703	749
Limited Brands, Inc. 8.50% 2019	9,934	11,797
Limited Brands, Inc. 7.00% 2020	17,513	19,615
Limited Brands, Inc. 6.625% 2021	60,934	66,342
Limited Brands, Inc. 5.625% 2022	22,500	22,809
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	67,753	70,124
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	26,450	28,864
Mediacom LLC and Mediacom Capital Corp. 7.25% 20224	19,300	19,589
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	82,450	90,798
Clear Channel Worldwide Holdings, Inc. 7.625% 20204	22,750	22,409
Warner Music Group 9.50% 20164	16,261	17,806
Warner Music Group 9.50% 2016	11,855	12,981
Warner Music Group 11.50% 20184	51,250	55,094
Warner Music Group 13.75% 20194	16,975	17,230
J.C. Penney Co., Inc. 5.75% 2018	55,764	57,367
J.C. Penney Co., Inc. 5.65% 2020	33,397	32,813
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	27,500	29,150
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 20164	20,000	21,200
CityCenter Holdings, LLC and CityCenter Finance Corp. 11.50% 20171,5	28,128	30,582
PETCO Animal Supplies, Inc. 9.25% 20184	67,205	74,094
Bon-Ton Department Stores, Inc. 10.25% 2014	78,025	68,467
Academy, Ltd., Term Loan B, 6.00% 20181,2,3	45,835	46,118
Academy, Ltd. 9.25% 20194	21,050	21,708
EchoStar DBS Corp 7.125% 2016	7,000	7,779
DISH DBS Corp 7.875% 2019	3,550	4,100
DISH DBS Corp 6.75% 2021	48,490	52,490
Hanesbrands Inc., Series B, 4.146% 20141	27,262	27,365
Hanesbrands Inc. 8.00% 2016	18,350	20,277
Hanesbrands Inc. 6.375% 2020	9,000	9,292
Allison Transmission Holdings, Inc., Term Loan B, 2.75% 20141,2,3	31,226	31,059
Allison Transmission Holdings, Inc. 11.00% 20154	23,195	24,529
Burger King Corp 0%/11.00% 20194,8	76,125	54,905
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20171,2,3	36,019	36,318
Burlington Coat Factory Warehouse Corp. 10.00% 2019	15,250	15,936
Tower Automotive Holdings 10.625% 20174	45,533	49,631
NCL Corp. Ltd. 11.75% 2016	18,925	22,000
NCL Corp. Ltd. 9.50% 2018	12,475	13,504
NCL Corp. Ltd. 9.50% 20184	8,450	9,147
Tousa, Inc. 9.00% 20106,9	22,486	14,301
Tousa, Inc. 9.00% 20106,9	7,325	4,659
Tousa, Inc. 9.25% 20114,6,9	36,325	23,103
Cinemark USA, Inc. 8.625% 2019	36,250	40,419
Jaguar Land Rover PLC 7.75% 20184	15,960	16,439
Jaguar Land Rover PLC 8.125% 20214	22,725	23,407
AMC Entertainment Inc. 8.00% 2014	5,825	5,869
AMC Entertainment Inc. 8.75% 2019	14,525	15,288
AMC Entertainment Inc. 9.75% 2020	19,000	18,002
Mohegan Tribal Gaming Authority 10.50% 20164	19,175	16,730
Mohegan Tribal Gaming Authority 11.00% 20181,4,5	29,225	21,626
Royal Caribbean Cruises Ltd. 6.875% 2013	4,000	4,240
Royal Caribbean Cruises Ltd. 11.875% 2015	27,725	33,824
DineEquity, Inc. 9.50% 2018	33,775	37,152
Local T.V. Finance LLC, Term Loan B, 2.25% 20131,2,3	4,345	4,326
Local T.V. Finance LLC 9.25% 20151,4,5	31,914	32,712
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 20129	37,251	30,918
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	27,850	30,739
Marina District Finance Co., Inc. 9.50% 2015	10,000	9,175
Marina District Finance Co., Inc. 9.875% 2018	21,000	18,952
Kabel BW Erste Beteiligu 7.50% 2019	€7,250	10,346
UPC Germany GmbH 9.625% 2019	10,800	15,813
Gray Television, Inc. 10.50% 2015	$9,175	9,588
Gray Television, Inc., Series D, 17.00% 20491,6,7,9	16,601	16,518
Jarden Corp. 8.00% 2016	23,250	25,255
Sally Holdings LLC and Sally Capital Inc. 6.875% 20194	21,625	23,139
CSC Holdings, Inc. 8.50% 2014	14,750	16,483
Cablevision Systems Corp. 7.75% 2018	3,000	3,150
CSC Holdings, Inc. 8.625% 2019	2,900	3,342
Chrysler Group LLC, Term Loan B, 6.00% 20171,2,3	20,659	21,023
Cumulus Media Inc. 7.75% 20194	22,000	20,900
Vidéotron Ltée 6.375% 2015	3,720	3,818
Quebecor Media Inc. 7.75% 2016	3,725	3,841
Vidéotron Ltée 5.00% 20224	12,175	12,114
Seneca Gaming Corp. 8.25% 20184	16,750	17,211
Lamar Media Corp. 7.875% 2018	13,525	14,861
Lamar Media Corp. 5.875% 20224	1,500	1,534
Education Management LLC and Education Management Finance Corp. 8.75% 2014	16,245	15,676
Fox Acquisition LLC 13.375% 20164	13,715	15,018
LBI Media, Inc. 8.50% 20174	40,150	12,346
KB Home 8.00% 2020	12,000	11,910
Dynacast International Ltd. 9.25% 20194	10,950	11,497
Seminole Tribe of Florida 7.804% 20202,4	8,320	8,187
Macy’s Retail Holdings, Inc. 3.875% 2022	6,120	6,148
Radio One, Inc., Term Loan B, 7.50% 20161,2,3	5,571	5,541
Regal Cinemas Corp. 8.625% 2019	5,000	5,487
FCE Bank PLC 7.125% 2013	€3,550	4,918
Tenneco Inc. 6.875% 2020	$4,300	4,644
Marks and Spencer Group PLC 7.125% 20374	4,270	4,416
Grupo Televisa, SAB 6.625% 2040	2,500	2,840
Houghton Mifflin Harcourt 10.50% 20194	5,150	2,755
Time Warner Cable Inc. 7.50% 2014	750	845
Cox Communications, Inc. 5.45% 2014	390	434
KAC Acquisition Corp. 8.00% 20262,4,5,6	256	—
		3,866,190

TELECOMMUNICATION SERVICES — 11.40%
Nextel Communications, Inc., Series E, 6.875% 2013	46,088	46,319
Nextel Communications, Inc., Series F, 5.95% 2014	117,065	117,650
Nextel Communications, Inc., Series D, 7.375% 2015	121,273	117,635
Sprint Nextel Corp. 6.00% 2016	20,000	17,950
Sprint Nextel Corp. 8.375% 2017	83,450	80,946
Sprint Nextel Corp. 9.125% 20174	49,000	48,877
Sprint Nextel Corp. 9.00% 20184	31,150	34,265
Sprint Nextel Corp. 11.50% 20214	53,075	57,188
Sprint Capital Corp. 8.75% 2032	4,800	4,140
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20154	138,930	137,541
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20154	123,580	122,344
Clearwire Communications and Clearwire Finance, Inc. 14.75% 20164	16,600	18,260
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	91,930	82,048
Frontier Communications Corp. 7.875% 2015	19,800	21,384
Frontier Communications Corp. 8.25% 2017	119,625	129,195
Frontier Communications Corp. 8.125% 2018	17,151	18,223
Frontier Communications Corp. 8.50% 2020	55,010	58,173
Frontier Communications Corp. 8.75% 2022	26,632	28,230
Cricket Communications, Inc. 10.00% 2015	52,570	55,593
Cricket Communications, Inc. 7.75% 2016	151,590	160,686
Wind Acquisition SA 11.75% 20174	131,430	130,116
Wind Acquisition SA 7.25% 20184	$37,080	35,041
Wind Acquisition SA 7.375% 2018	€21,915	27,255
Digicel Group Ltd. 12.00% 20144	$61,825	69,244
Digicel Group Ltd. 12.00% 2014	600	672
Digicel Group Ltd. 8.875% 20154	50,975	52,122
Digicel Group Ltd. 8.875% 2015	10,015	10,240
Digicel Group Ltd. 10.50% 20184	10,450	11,652
Vodafone Group PLC, Term Loan B, 6.875% 20152,3,5	60,050	60,651
Vodafone Group PLC, Term Loan B, 6.25% 20162,3,5,6	30,229	30,456
Trilogy International Partners, LLC, 10.25% 20164	89,290	78,352
LightSquared, Term Loan B, 12.00% 20142,3,5	144,713	65,881
Crown Castle International Corp. 9.00% 2015	29,475	32,570
Crown Castle International Corp. 7.75% 20174	11,150	12,209
Crown Castle International Corp. 7.125% 2019	1,000	1,097
Level 3 Financing, Inc. 8.75% 2017	5,850	6,142
Level 3 Escrow Inc. 8.125% 20194	14,400	14,904
Level 3 Communications, Inc. 11.875% 2019	15,850	18,148
Polkomtel Finance AB 11.625% 20204	26,800	28,073
Intelsat Jackson Holding Co. 9.50% 2016	15,425	16,158
SBA Telecommunications, Inc. 8.00% 2016	12,850	13,878
Portugal Telecom International Finance BV 5.625% 2016	€10,000	12,506
América Móvil, SAB de CV 5.00% 2020	$4,350	4,857
América Móvil, SAB de CV 8.46% 2036	MXN65,000	4,967
Telecom Italia Capital SA 6.999% 2018	$5,950	6,366
Syniverse Holdings, Inc. 9.125% 2019	4,600	5,094
Sable International Finance Ltd. 8.75% 20204	2,300	2,449
		2,107,747

FINANCIALS — 10.34%
Realogy Corp. 10.50% 2014	1,000	980
Realogy Corp., Letter of Credit, 4.691% 20161,2,3	10,813	10,102
Realogy Corp., Term Loan B, 4.77% 20161,2,3	127,571	119,183
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,3	147,699	152,657
Realogy Corp. 7.875% 20194	145,435	146,162
Realogy Corp. 7.625% 20204	3,000	3,150
Realogy Corp. 9.00% 20204	86,235	89,253
CIT Group Inc., Series C, 4.75% 20154	152,100	153,823
CIT Group Inc., Series C, 7.00% 20164	6,000	6,030
CIT Group Inc., Series C, 5.50% 20194	30,550	31,237
Liberty Mutual Group Inc. 6.50% 20354	18,000	18,680
Liberty Mutual Group Inc., Series B, 7.00% 20671,4	11,185	10,122
Liberty Mutual Group Inc., Series A, 7.80% 20871,4	62,323	61,077
Liberty Mutual Group Inc., Series C, 10.75% 20881,4	47,950	64,613
International Lease Finance Corp. 5.00% 2012	3,525	3,560
International Lease Finance Corp., Series R, 6.375% 2013	1,000	1,032
International Lease Finance Corp. 4.875% 2015	115,930	114,827
International Lease Finance Corp. 8.625% 2015	13,430	14,823
International Lease Finance Corp. 5.75% 2016	9,000	8,996
HBOS PLC 6.75% 20184	35,925	33,751
LBG Capital No.1 PLC, Series 2, 7.875% 20204	29,490	26,836
Lloyds TSB Bank PLC 6.375% 2021	1,250	1,344
HBOS PLC 6.00% 20334	17,781	13,519
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)1,4,9	4,404	3,061
Springleaf Finance Corp., Series I, 5.40% 2015	18,513	15,412
Springleaf Finance Corp., Term Loan B, 5.50% 20171,2,3	49,290	45,419
Springleaf Finance Corp., Series J, 6.90% 2017	20,000	15,700
Host Marriott, LP, Series O, 6.375% 2015	10,725	10,966
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	18,325	18,966
Host Hotels & Resorts LP 9.00% 2017	3,850	4,278
Host Hotels & Resorts LP 5.875% 2019	16,100	17,046
Host Hotels & Resorts LP 6.00% 2020	4,000	4,260
Host Hotels & Resorts LP 6.00% 20214	7,000	7,490
Regions Financial Corp. 7.75% 2014	36,979	40,723
Regions Financial Corp. 5.20% 2015	5,300	5,459
Regions Financial Corp. 5.75% 2015	5,024	5,313
MetLife Capital Trust IV, junior subordinated 7.875% 20671,4	14,950	16,520
MetLife Capital Trust X, junior subordinated 9.25% 20681,4	18,500	22,385
MetLife Inc., junior subordinated 10.75% 20691	7,000	9,632
Royal Bank of Scotland Group PLC 5.05% 2015	3,581	3,506
Royal Bank of Scotland Group PLC 4.70% 2018	18,909	16,489
RBS Capital Trust II 6.425% noncumulative trust (undated)1,9	24,535	16,929
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)1,4,9	11,480	9,414
Developers Diversified Realty Corp. 5.50% 2015	2,470	2,546
Developers Diversified Realty Corp. 9.625% 2016	20,326	24,626
Developers Diversified Realty Corp. 7.50% 2017	9,940	11,287
Developers Diversified Realty Corp. 7.875% 2020	6,040	7,152
Ford Motor Credit Co. 8.70% 2014	2,000	2,267
Ford Motor Credit Co. 5.625% 2015	2,000	2,132
Ford Motor Credit Co. 7.00% 2015	6,000	6,569
Ford Motor Credit Co. 8.00% 2016	13,950	16,205
Ford Motor Credit Co. 4.25% 2017	6,000	6,070
Ford Motor Credit Co. 6.625% 2017	5,150	5,712
Hospitality Properties Trust 7.875% 2014	4,090	4,488
Hospitality Properties Trust 5.125% 2015	4,410	4,611
Hospitality Properties Trust 6.30% 2016	5,940	6,473
Hospitality Properties Trust 5.625% 2017	8,870	9,469
Hospitality Properties Trust 6.70% 2018	9,595	10,699
American Tower Corp. 7.00% 2017	21,825	25,454
American Tower Corp. 7.25% 2019	8,460	9,780
Prologis, Inc. 7.625% 2014	3,000	3,339
Prologis, Inc. 6.25% 2017	2,750	3,031
Prologis, Inc. 6.625% 2018	8,570	9,765
Prologis, Inc. 7.375% 2019	7,120	8,322
Prologis, Inc. 6.875% 2020	6,580	7,568
Genworth Financial, Inc. 7.625% 2021	14,935	15,471
Genworth Financial, Inc., junior subordinated 6.15% 20661	22,500	15,300
Catlin Insurance Ltd., junior subordinated 7.249% (undated)1,4	30,275	27,929
Synovus Financial Corp. 5.125% 2017	21,493	19,827
Synovus Financial Corp. 7.875% 2019	7,585	7,850
Lazard Group LLC 7.125% 2015	22,000	23,871
Zions Bancorporation 7.75% 2014	5,530	6,059
Zions Bancorporation 6.00% 2015	11,747	12,261
Barclays Bank PLC 5.14% 2020	8,485	8,185
Barclays Bank PLC, junior subordinated 6.86% (undated)1,4	9,000	8,505
Unum Group 7.125% 2016	12,425	14,197
Unum Group 5.625% 2020	1,155	1,224
Korea Development Bank 4.00% 2016	1,000	1,047
Korea Development Bank 3.50% 2017	3,190	3,249
Korea Development Bank 3.875% 2017	9,360	9,710
XL Capital Ltd., Series E, junior subordinated 6.50% (undated)1	16,025	13,661
ACE Cash Express, Inc. 11.00% 20194	14,825	13,639
Associated Banc-Corp 5.125% 2016	12,700	13,422
NASDAQ OMX Group, Inc. 5.25% 2018	12,250	13,195
Bank of America Corp. 5.70% 2022	10,000	10,602
BBVA Bancomer SA, junior subordinated 7.25% 20204	1,700	1,806
BBVA Bancomer SA 6.50% 20214	8,305	8,700
American International Group, Inc. 4.875% 2016	9,805	10,380
Goldman Sachs Group, Inc. 5.75% 2022	10,000	10,303
Rouse Co. 7.20% 2012	2,620	2,666
Rouse Co. 6.75% 20134	6,250	6,453
BNP Paribas, junior subordinated 7.195% (undated)1,4	10,000	8,975
HSBK (Europe) BV 7.25% 20214	8,545	8,849
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)1	7,365	8,056
Brandywine Operating Partnership, LP 7.50% 2015	7,000	7,790
QBE Capital Funding III LP 7.25% 20411,4	7,650	7,222
Société Générale 5.75% 20164	5,900	5,874
VEB Finance Ltd. 6.902% 20204	4,950	5,371
Banco de Crédito del Perú 5.375% 20204	5,000	5,150
The Export-Import Bank of Korea 4.375% 2021	2,900	2,937
Banco del Estado de Chile 4.125% 20204	2,500	2,578
Allstate Corp., Series B, junior subordinated 6.125% 20671	2,530	2,492
Banco Mercantil del Norte, SA, junior subordinated 6.862% 20211,4	2,000	2,085
Development Bank of Kazakhstan 5.50% 20154	1,475	1,586
		1,910,767

INDUSTRIALS — 9.47%
Hawker Beechcraft Acquisition Co., LLC, Term Loan E, 14.00% 20121,2,3,6	21,620	21,620
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.37% 20141,2,3	10,030	7,476
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.47% 20141,2,3	163,479	121,850
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,3	25,146	18,860
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	8,045	1,126
Hawker Beechcraft Acquisition Co., LLC 8.875% 20155	57,450	8,043
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	5,075	51
CEVA Group PLC 11.625% 20164	18,205	19,388
CEVA Group PLC 8.375% 20174	19,825	19,726
CEVA Group PLC 11.50% 20184	38,407	38,215
CEVA Group PLC 12.75% 20204	106,850	101,507
Ply Gem Industries, Inc. 13.125% 2014	25,487	25,869
Ply Gem Industries, Inc. 8.25% 2018	148,925	150,600
US Investigations Services, Inc., Term Loan B, 2.992% 20151,2,3	5,975	5,732
US Investigations Services, Inc., Term Loan D, 7.75% 20151,2,3	49,101	49,239
US Investigations Services, Inc. 10.50% 20154	48,330	46,155
US Investigations Services, Inc. 11.75% 20164	20,350	19,383
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	122,780	120,017
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.56% 20141,2,3	8,033	7,963
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.56% 20141,2,3	7,659	7,592
DAE Aviation Holdings, Inc. 11.25% 20154	75,434	79,017
ARAMARK Corp. 4.047% 20151	25,170	25,107
ARAMARK Corp. 8.50% 2015	43,220	44,355
ARAMARK Corp. 8.625% 20161,4,5	23,800	24,454
Nortek Inc. 10.00% 201810	47,735	50,838
Nortek Inc. 8.50% 202110	40,890	40,686
Euramax International, Inc. 9.50% 2016	84,615	77,846
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 20062,6,9	1,135	—
United Air Lines, Inc., Term Loan B, 2.25% 20141,2,3	29,102	28,309
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20172	2,370	2,406
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20182	3,766	3,771
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20182	2,194	2,208
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	3,953	4,245
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20192	1,040	1,056
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	3,116	3,355
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20202	9,914	10,063
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,4	3,370	3,320
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20222	4,582	4,857
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	2,484	2,729
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20222	287	321
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20222	5,655	5,740
Esterline Technologies Corp. 6.625% 2017	21,562	22,424
Esterline Technologies Corp. 7.00% 2020	40,860	45,355
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	34,840	31,530
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	21,275	18,350
Navios Logistics Finance (US) Inc., 9.25% 2019	3,225	2,838
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	2,557	2,966
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	6,492	7,514
Nielsen Finance LLC, Term Loan 1L, 8.50% 20172,3	28,000	30,240
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	9,700	10,743
Ashtead Capital, Inc. 9.00% 20164	48,955	51,342
RBS Global, Inc. and Rexnord LLC 11.75% 2016	3,525	3,741
RBS Global, Inc. and Rexnord LLC 8.50% 2018	39,800	42,884
United Rentals, Inc. 7.375% 20204	11,625	11,916
United Rentals, Inc. 7.625% 20224	31,725	32,677
Northwest Airlines, Inc., Term Loan B, 3.97% 20131,2,3	6,857	6,874
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20142	5,798	5,856
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 20172,4	7,650	7,688
Northwest Airlines, Inc., Term Loan A, 2.22% 20181,2,3	9,042	8,545
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20242	10,908	11,549
TransDigm Inc. 7.75% 2018	36,445	39,634
JELD-WEN Escrow Corp. 12.25% 20174	28,750	32,416
BE Aerospace, Inc. 5.25% 2022	31,135	31,524
H&E Equipment Services, Inc. 8.375% 2016	22,775	23,572
Baker Corp. 8.25% 20194	14,400	14,904
AMR Corp. 9.00% 20129	16,155	7,189
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	6,428	2,636
AMR Corp. 10.00% 2021	9,000	3,915
Florida East Coast Railway Corp. 8.125% 2017	9,450	9,686
CMA CGM 8.50% 20174	12,800	8,112
Sequa Corp., Term Loan B, 3.84% 20141,2,3	6,469	6,395
Odebrecht Finance Ltd 6.00% 20234	4,800	5,013
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	2,960	3,056
RailAmerica, Inc. 9.25% 2017	1,193	1,263
		1,749,442

HEALTH CARE — 7.52%
Kinetic Concepts, Inc. 10.50% 20184	87,405	91,666
Kinetic Concepts, Inc. 12.50% 20194	60,750	57,712
PTS Acquisition Corp. 9.50% 20155	120,218	124,125
PTS Acquisition Corp. 9.75% 2017	€16,085	21,560
VWR Funding, Inc., Series B, 10.25% 20155	$138,533	144,075
Quintiles, Term Loan B, 5.00% 20181,2,3	110,079	110,469
Tenet Healthcare Corp. 7.375% 2013	51,295	52,834
Tenet Healthcare Corp. 9.25% 2015	48,935	54,563
inVentiv Health Inc. 10.00% 20184	64,370	58,577
inVentiv Health Inc. 10.00% 20184	39,135	35,417
HCA Inc. 6.375% 2015	23,880	25,313
HCA Inc., Term Loan B2, 3.72% 20171,2,3	7,015	6,898
HCA Inc. 6.50% 2020	5,000	5,262
HCA Inc. 7.875% 2020	5,050	5,574
HCA Holdings, Inc. 7.75% 2021	2,250	2,337
HCA Inc. 7.50% 2022	25,300	27,008
Alkermes, Inc., Term Loan B, 6.75% 20171,2,3	36,883	37,667
Alkermes, Inc., Term Loan B, 9.50% 20181,2,3	19,930	20,727
Symbion Inc. 8.00% 2016	58,510	58,218
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	34,675	38,359
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	17,885	19,785
Patheon Inc. 8.625% 20174	63,911	55,283
Bausch & Lomb Inc. 9.875% 2015	47,825	50,575
Surgical Care Affiliates, Inc. 8.875% 20151,4,5	28,684	29,114
Surgical Care Affiliates, Inc. 10.00% 20174	19,430	19,503
Merge Healthcare Inc 11.75% 2015	41,500	45,027
Grifols Inc. 8.25% 2018	37,875	41,189
Rotech Healthcare Inc. 10.50% 2018	61,845	41,127
Multiplan Inc. 9.875% 20184	34,215	37,123
Centene Corp. 5.75% 2017	26,935	27,979
Boston Scientific Corp. 6.00% 2020	12,086	13,890
ConvaTec Healthcare 10.50% 20184	9,765	10,083
Accellent Inc. 8.375% 2017	7,500	7,575
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	1,960	2,102
Endo Pharmaceuticals Holdings Inc. 7.00% 2020	3,500	3,762
DJO Finance LLC 7.75% 2018	3,900	3,217
Health Management Associates, Inc. 6.125% 2016	3,000	3,154
Vanguard Health Systems Inc. 0% 2016	1,235	821
		1,389,670

INFORMATION TECHNOLOGY — 6.34%
First Data Corp. 9.875% 2015	16,639	16,722
First Data Corp. 9.875% 2015	4,794	4,842
First Data Corp. 10.55% 20155	28,662	29,235
First Data Corp. 11.25% 2016	81,540	74,201
First Data Corp., Term Loan D, 5.242% 20171,2,3	49,511	47,484
First Data Corp. 7.375% 20194	5,000	5,119
First Data Corp. 8.25% 20214	58,946	57,915
First Data Corp. 12.625% 2021	149,392	150,512
First Data Corp. 8.75% 20221,4,5	102,127	99,063
Freescale Semiconductor, Inc., Term Loan, 4.494% 20161,2,3	19,735	19,232
Freescale Semiconductor, Inc. 10.125% 2016	21,303	22,794
Freescale Semiconductor, Inc. 9.25% 20184	33,725	37,097
Freescale Semiconductor, Inc. 10.125% 20184	31,616	35,410
Freescale Semiconductor, Inc., Term Loan B, 6.00% 20191,2,3	46,000	45,958
Freescale Semiconductor, Inc. 8.05% 2020	3,000	3,030
NXP BV and NXP Funding LLC 3.322% 20131	337	338
NXP BV and NXP Funding LLC 3.995% 20131,2	€1,418	1,877
NXP BV and NXP Funding LLC 10.00% 20137	$77,049	85,524
NXP BV and NXP Funding LLC 9.75% 20184	54,000	61,290
SRA International, Inc., Term Loan B, 6.50% 20181,2,3	63,179	63,100
Sterling Merger Inc. 11.00% 20194	64,345	68,206
Blackboard Inc., Term Loan B, 7.50% 20181,2,3	82,718	82,446
SunGard Data Systems Inc. 10.625% 2015	6,250	6,582
SunGard Data Systems Inc. 7.375% 2018	17,700	18,895
SunGard Data Systems Inc. 7.625% 2020	23,484	25,187
Serena Software, Inc. 10.375% 2016	24,540	25,491
Hughes Satellite Systems Corp. 6.50% 2019	4,500	4,725
Hughes Satellite Systems Corp. 7.625% 2021	15,850	17,078
Jabil Circuit, Inc. 8.25% 2018	11,915	13,911
Jabil Circuit, Inc. 5.625% 2020	6,000	6,330
Advanced Micro Devices, Inc. 8.125% 2017	11,050	12,210
Advanced Micro Devices, Inc. 7.75% 2020	3,750	4,144
Ceridian Corp. 11.25% 2015	12,650	11,480
Lawson Software, Inc. 9.375% 20194	8,950	9,286
Sanmina-SCI Corp. 8.125% 2016	4,880	5,032
		1,171,746

MATERIALS — 5.48%
Reynolds Group 8.75% 20164	$38,240	$40,630
Reynolds Group 9.25% 20184	34,685	34,772
Reynolds Group 7.125% 20194	5,700	5,971
Reynolds Group 7.875% 20194	31,260	33,761
Reynolds Group 9.00% 20194	15,870	15,711
Reynolds Group 9.875% 20194	66,190	67,762
Reynolds Group 9.875% 20194	38,710	39,629
Georgia Gulf Corp. 9.00% 20174,10	92,490	103,126
ArcelorMittal 4.50% 2017	35,750	35,886
ArcelorMittal 5.50% 2021	21,242	20,878
ArcelorMittal 6.25% 2022	13,075	13,239
ArcelorMittal 6.75% 2041	23,320	21,864
Ball Corp. 7.125% 2016	15,285	16,737
Ball Corp. 6.75% 2020	2,555	2,810
Ball Corp. 5.75% 2021	16,830	17,966
Ball Corp. 5.00% 2022	31,240	31,357
Consolidated Minerals Ltd. 8.875% 20164	55,985	47,727
FMG Resources 7.00% 20154	16,475	16,887
FMG Resources 6.00% 20174	27,775	27,567
FMG Resources 6.875% 20184	3,000	3,015
Ardagh Packaging Finance 7.375% 2017	€17,870	25,382
Ardagh Packaging Finance 7.375% 20174	$7,775	8,378
Ardagh Packaging Finance 11.125% 20181,4,5	12,467	11,865
Ardagh Packaging Finance 9.125% 20204	1,115	1,201
MacDermid 9.50% 20174	44,766	46,669
JMC Steel Group Inc. 8.25% 20184	43,600	45,562
Smurfit Kappa Acquisition 7.75% 2019	€11,610	16,801
Smurfit Capital Funding PLC 7.50% 2025	$25,515	25,387
Newpage Corp. 11.375% 2014	56,550	38,171
Taminco Global Chemical Corp. 9.75% 20204	26,205	27,384
Packaging Dynamics Corp. 8.75% 20164	25,345	26,739
CEMEX Finance LLC 9.50% 20164	10,400	10,427
CEMEX Finance LLC 9.50% 2016	6,850	6,868
CEMEX SA 9.25% 20204	7,635	7,082
Graphic Packaging International, Inc. 9.50% 2017	11,715	13,062
Graphic Packaging International, Inc. 7.875% 2018	8,965	9,974
International Paper Co. 7.95% 2018	17,575	22,107
Sappi Papier Holding GmbH 6.625% 2018	€835	1,069
Sappi Papier Holding GmbH 6.625% 20214	$20,085	18,880
OMNOVA Solutions Inc. 7.875% 2018	20,545	19,775
Mirabela Nickel Ltd. 8.75% 20184	22,650	19,592
Mongolian Mining Corp. 8.875% 20174	8,700	8,651
Lyondell Chemical Co. 8.00% 2017	2,001	2,256
Braskem Finance Ltd. 5.75% 20214	2,100	2,209
		1,012,786

ENERGY — 5.43%
Petroplus Finance Ltd. 15.00% 20136	5,381	5,381
Petroplus Finance Ltd. 6.75% 20144	100,292	39,615
Petroplus Finance Ltd. 7.00% 20174	126,097	49,808
Petroplus Finance Ltd. 9.375% 20194,9	80,460	31,782
Transocean Inc. 5.05% 2016	11,400	12,219
Transocean Inc. 6.375% 2021	65,555	73,869
Transocean Inc. 7.35% 2041	5,960	7,051
Laredo Petroleum, Inc. 9.50% 2019	81,950	91,579
Arch Coal, Inc. 8.75% 2016	7,560	7,976
Arch Coal, Inc. 7.00% 20194	38,107	35,344
Arch Coal, Inc. 7.25% 2020	2,500	2,331
Arch Coal, Inc. 7.25% 20214	45,925	42,595
Peabody Energy Corp. 6.00% 20184	52,450	51,663
Peabody Energy Corp. 6.25% 20214	30,675	30,215
Petrobras International 5.75% 2020	20,410	22,705
Petrobras International 5.375% 2021	44,730	48,369
Petrobras International 6.875% 2040	4,130	4,880
Petrobras International Finance Co. 6.75% 2041	2,025	2,352
Alpha Natural Resources, Inc. 6.00% 2019	31,375	28,551
Alpha Natural Resources, Inc. 6.25% 2021	41,425	37,593
Energy Transfer Partners, LP 7.50% 2020	39,325	43,847
CONSOL Energy Inc. 8.00% 2017	24,690	25,863
CONSOL Energy Inc. 8.25% 2020	16,755	17,593
Dolphin Energy Ltd. 5.50% 20214	35,500	37,586
Reliance Holdings Ltd. 5.40% 20224	29,125	29,017
Reliance Holdings Ltd. 6.25% 20404	5,000	4,563
Gazprom OJSC 5.092% 20154	2,340	2,463
Gazprom OJSC 5.999% 20214	9,900	10,484
Gazprom OJSC, Series 9, 6.51% 2022	12,175	13,332
Gazprom OJSC 7.288% 20374	1,800	2,050
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	19,195	19,991
Teekay Corp. 8.50% 2020	19,135	19,948
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20182,4	19,387	19,581
Pemex Project Funding Master Trust 5.75% 2018	5,850	6,611
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,500	7,475
Pemex Project Funding Master Trust 6.50% 20414	2,245	2,537
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20212,4	15,259	16,327
Overseas Shipholding Group, Inc. 8.125% 2018	20,725	15,751
Denbury Resources Inc. 9.75% 2016	7,400	8,159
Denbury Resources Inc. 8.25% 2020	6,088	6,834
TransCanada PipeLines Ltd., junior subordinated 6.35% 20671	13,295	13,754
Continental Resources Inc. 8.25% 2019	1,800	2,020
Continental Resources Inc. 7.375% 2020	700	780
Continental Resources Inc. 7.125% 2021	5,000	5,575
Concho Resources Inc. 8.625% 2017	3,300	3,630
Concho Resources Inc. 7.00% 2021	4,400	4,741
Enterprise Products Operating LLC 7.00% 20671	6,180	6,210
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	5,750	6,124
Forest Oil Corp. 8.50% 2014	1,500	1,612
Forest Oil Corp. 7.25% 2019	4,000	3,930
Afren PLC 10.25% 20194	5,000	5,269
Enbridge Energy Partners, LP, junior subordinated 8.05% 20771	3,500	3,806
Transportadora de Gas Internacional 5.70% 20224	3,600	3,690
Ras Laffan Liquefied Natural Gas II 5.298% 20202,4	2,820	3,031
Anadarko Petroleum Corp. 6.20% 2040	1,500	1,701
Phillips 66 5.875% 20424	925	948
General Maritime Corp. 12.00% 20179	19,450	554
		1,003,265

CONSUMER STAPLES — 3.48%
SUPERVALU INC. 7.50% 2012	3,860	3,889
Albertson’s, Inc. 7.25% 2013	4,990	5,240
SUPERVALU INC. 7.50% 2014	25,950	26,469
SUPERVALU INC. 8.00% 2016	81,860	86,158
Albertson’s, Inc. 7.45% 2029	2,684	2,067
Albertson’s, Inc. 8.00% 2031	26,420	20,145
Rite Aid Corp. 9.75% 2016	22,200	24,697
Rite Aid Corp. 10.375% 2016	15,250	16,317
Rite Aid Corp. 10.25% 2019	30,345	35,086
Rite Aid Corp. 8.00% 2020	34,650	40,064
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	51,959	55,726
C&S Group Enterprises LLC 8.375% 20174	50,278	53,169
Stater Bros. Holdings Inc. 7.75% 2015	26,230	26,919
Stater Bros. Holdings Inc. 7.375% 2018	19,175	20,877
Ingles Markets, Inc. 8.875% 2017	38,775	42,168
Smithfield Foods, Inc., Series B, 7.75% 2013	2,776	2,929
Smithfield Foods, Inc. 10.00% 2014	12,799	15,039
Smithfield Foods, Inc. 7.75% 2017	9,350	10,612
BFF International Ltd. 7.25% 20204	23,950	27,099
Del Monte Corp. 7.625% 2019	25,175	25,175
Cott Beverages Inc. 8.375% 2017	8,700	9,450
Cott Beverages Inc. 8.125% 2018	13,325	14,491
Tyson Foods, Inc. 10.50% 2014	16,525	19,252
Spectrum Brands Inc. 9.50% 2018	12,175	13,788
Constellation Brands, Inc. 8.375% 2014	4,650	5,272
Constellation Brands, Inc. 7.25% 2017	6,500	7,394
Pilgrim’s Pride Corp. 7.875% 2018	10,000	10,025
CEDC Finance Corp. 9.125% 20164	11,500	8,797
Post Holdings, Inc. 7.375% 20224	7,500	7,875
TreeHouse Foods, Inc. 7.75% 2018	5,600	6,083
		642,272

UTILITIES — 2.78%
TXU, Term Loan, 3.743% 20141,2,3	9,397	5,757
TXU, Term Loan, 4.743% 20171,2,3	134,658	75,156
Texas Competitive Electric Holdings Co. LLC, 11.50% 20204	52,845	34,746
Edison Mission Energy 7.50% 2013	40,575	33,474
Edison Mission Energy 7.75% 2016	12,825	8,913
Midwest Generation, LLC, Series B, 8.56% 20162	27,207	25,983
Edison Mission Energy 7.00% 2017	13,995	8,887
Edison Mission Energy 7.20% 2019	38,950	24,344
Edison Mission Energy 7.625% 2027	17,830	10,653
Intergen Power 9.00% 20174	71,950	76,087
AES Corp. 7.75% 2015	5,575	6,244
AES Corp. 8.00% 2017	34,000	38,463
AES Corp. 8.00% 2020	16,300	18,786
AES Corp. 7.375% 20214	5,775	6,410
NRG Energy, Inc. 7.375% 2017	42,835	44,655
NRG Energy, Inc. 8.25% 2020	6,000	5,940
CMS Energy Corp. 8.75% 2019	21,125	25,863
CMS Energy Corp. 5.05% 2022	5,000	5,054
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	525	526
NV Energy, Inc 6.25% 2020	22,150	24,141
Entergy Corp. 4.70% 2017	21,100	21,995
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20174	2,000	2,230
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20214	4,125	4,414
Enersis SA 7.375% 2014	5,000	5,448
		514,169

Total corporate bonds, notes & loans		15,368,054

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 3.53%
Brazil (Federal Republic of) Global 12.50% 2016	BRL13,350	8,864
Brazil (Federal Republic of) 10.00% 2017	35,620	19,006
Brazil (Federal Republic of) 6.00% 201711	25,015	14,871
Brazil (Federal Republic of) Global 8.00% 20182	$2,727	3,261
Brazil (Federal Republic of) Global 4.875% 2021	3,100	3,525
Brazil (Federal Republic of) Global 10.25% 2028	BRL15,000	9,861
Brazil (Federal Republic of) Global 7.125% 2037	$2,500	3,444
Brazil (Federal Republic of) 6.00% 204511	BRL20,863	13,107
United Mexican States Government, Series M, 7.50% 2012	MXN7,500	591
United Mexican States Government Global, Series A, 5.625% 2017	$3,000	3,485
United Mexican States Government 4.00% 201911	MXN 23,402	2,093
United Mexican States Government, Series M, 6.50% 2021	320,000	25,636
United Mexican States Government Global, Series A, 3.625% 2022	$1,900	1,948
United Mexican States Government Global, Series A, 6.75% 2034	6,105	7,875
United Mexican States Government, Series M30, 10.00% 2036	MXN109,500	10,994
United Mexican States Government 4.00% 204011	95,012	7,997
Turkey (Republic of) 4.00% 201511	TRY23,482	14,576
Turkey (Republic of) 10.00% 2015	15,100	8,659
Turkey (Republic of) 9.00% 2016	4,100	2,289
Turkey (Republic of) 7.50% 2017	$9,700	11,228
Turkey (Republic of) 6.75% 2018	5,950	6,701
Turkey (Republic of) 10.50% 2020	TRY3,750	2,239
Turkey (Republic of) 5.625% 2021	$4,000	4,194
Turkey (Republic of) 6.75% 2040	2,500	2,738
Polish Government, Series 0414, 5.75% 2014	PLN51,554	16,958
Polish Government, Series 1017, 5.25% 2017	2,050	668
Polish Government 6.375% 2019	$3,535	4,127
Polish Government 5.125% 2021	14,225	15,263
Polish Government 5.00% 2022	8,000	8,472
Bahrain Government 5.50% 2020	39,889	39,690
Bahrain Government 5.50% 20204	2,087	2,077
Russian Federation 7.85% 2018	RUB160,000	5,718
Russian Federation 7.85% 2018	115,000	4,110
Russian Federation 5.00% 2020	$8,100	8,674
Russian Federation 12.75% 2028	2,000	3,612
Russian Federation 7.50% 20302	15,536	18,663
Colombia (Republic of) Global 8.25% 2014	4,000	4,730
Colombia (Republic of) Global 12.00% 2015	COP19,150,000	13,489
Colombia (Republic of) Global 11.75% 2020	$1,936	3,093
Colombia (Republic of) Global 7.75% 2021	COP 1,780,000	1,192
Colombia (Republic of) Global 9.85% 2027	12,085,000	9,560
Colombia (Republic of) Global 10.375% 2033	$823	1,393
Colombia (Republic of) Global 7.375% 2037	4,139	5,836
Latvia (Republic of) 5.25% 20174	25,300	26,122
Latvia (Republic of) 5.25% 2021	10,000	10,189
Venezuela (Republic of) 10.75% 2013	6,000	6,285
Venezuela (Republic of) 8.50% 2014	1,250	1,259
Venezuela (Republic of) 5.75% 2016	3,000	2,677
Venezuela (Republic of) 7.65% 2025	8,455	6,426
Venezuela (Republic of) 9.25% 2027	13,595	12,059
Venezuela (Republic of) 9.25% 2028	2,390	1,996
Romanian Government 6.75% 20224	25,900	27,195
Uruguay (Republic of) 5.00% 201811	UYU190,753	11,318
Uruguay (Republic of) 4.25% 20272,11	171,072	9,834
Uruguay (Republic of) 4.375% 202811	104,493	6,026
Indonesia (Republic of) 10.375% 2014	$1,800	2,106
Indonesia (Republic of) 6.875% 20174	1,000	1,184
Indonesia (Republic of) 6.875% 2018	8,000	9,580
Indonesia (Republic of) 6.875% 20184	3,725	4,461
Indonesia (Republic of) 4.875% 2021	5,600	6,097
Indonesia (Republic of) 6.625% 20374	2,500	3,100
Lithuania (Republic of) 6.625% 20224	22,825	25,364
Panama (Republic of) Global 7.125% 2026	585	784
Panama (Republic of) Global 8.875% 2027	6,500	9,994
Panama (Republic of) Global 6.70% 20362	6,440	8,501
Hungary (Republic of) 4.75% 2015	3,500	3,307
Hungarian Government, Series 17/B, 6.75% 2017	HUF1,012,000	4,226
Hungarian Government 6.25% 2020	$5,800	5,320
Hungarian Government 6.375% 2021	700	644
Hungarian Government 7.625% 2041	4,500	4,095
Chilean Government 5.50% 2020	CLP1,790,000	3,847
Chilean Government 6.00% 2020	1,565,000	3,219
Chilean Government 3.25% 2021	$5,075	5,176
Chilean Government 6.00% 2021	CLP2,550,000	5,248
South Korean Government 5.00% 2014	KRW11,325,000	10,339
South Korean Government 5.50% 2017	2,800,000	2,681
Dominican Republic 7.50% 20212,4	$10,000	10,375
Dominican Republic 7.50% 20212	450	467
Argentina (Republic of) 0.098% 20121,2	16,240	2,004
Argentina (Republic of) GDP-Linked 2035	63,377	8,397
Croatian Government 6.75% 20194	5,705	5,735
Croatian Government 6.375% 20214	2,810	2,702
Philippines (Republic of) 6.25% 2036	PHP293,000	7,281
Province of Buenos Aires 10.875% 20212,4	$6,500	4,875
Peru (Republic of) 7.125% 2019	2,945	3,759
Corporación Andina de Fomento 5.75% 2017	3,000	3,337
State of Qatar 5.25% 2020	3,000	3,322
Sri Lanka (Republic of) 6.25% 20214	3,300	3,301
		652,721

U.S. TREASURY BONDS & NOTES — 0.29%
U.S. Treasury 1.375% 2012	10,000	10,056
U.S. Treasury 1.375% 2013	21,500	21,718
U.S. Treasury 3.25% 201612	20,000	21,970
		53,744

MORTGAGE-BACKED OBLIGATIONS2 — 0.21%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20374	10,725	11,407
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20374	27,010	27,659
		39,066

MUNICIPALS — 0.08%
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 20304	12,385	13,360
State of Connecticut, Mohegan Tribe of Indians, Gaming Authority Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.25% 2033	2,500	1,880
		15,240

Total bonds, notes & other debt instruments (cost: $15,789,544,000)		16,128,825

	Shares or
Convertible securities — 0.87%	principal amount

INFORMATION TECHNOLOGY — 0.53%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$46,000,000	49,162
Liberty Media Corp. 3.50% convertible notes 2031	$48,500,000	29,556
Suntech Power Holdings Co., Ltd. 3.00% convertible notes 2013	$25,000,000	19,906
		98,624

CONSUMER DISCRETIONARY — 0.20%
Cooper-Standard Holdings Inc. 7.00% convertible preferred4,6,10	99,687	$19,498
General Motors Co., Series B, 4.75% convertible preferred 2013	400,000	16,740
		36,238

ENERGY — 0.07%
Apache Corp., Series D, 6.00% convertible preferred 2013	230,000	12,774

UTILITIES — 0.04%
PPL Corp. 9.50% convertible preferred 2013, units	121,677	6,594

TELECOMMUNICATION SERVICES — 0.03%
Clearwire Corp. 8.25% convertible notes 20404	$7,722,000	6,052

Total convertible securities (cost: $145,487,000)		160,282

Preferred securities — 0.52%	Shares

FINANCIALS — 0.52%
Ally Financial Inc., Series G, 7.00%4	34,250	28,536
Ally Financial Inc., Series 2, 8.125% preferred	650,000	15,049
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	500,000	13,035
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities4	450,000	12,305
First Republic Bank, Series A, noncumulative convertible preferred	400,000	10,153
Citigroup Inc. 6.95% preferred	228,000	5,700
Citigroup Inc. 7.875% preferred	150,150	4,124
HSBC Holdings PLC, Series 2, 8.00%	300,000	8,232

Total preferred securities (cost: $91,544,000)		97,134

Common stocks — 1.62%

FINANCIALS — 0.43%
Citigroup Inc.	998,169	36,483
American Tower Corp.	538,967	33,966
CIT Group Inc.13	124,904	5,151
Bank of America Corp.	390,000	3,732
		79,332

CONSUMER DISCRETIONARY — 0.41%
Cooper-Standard Holdings Inc.4,10,13	1,224,685	53,568
American Media, Inc.6,7,10,13	1,122,345	11,313
Ford Motor Co.	810,210	10,119
Adelphia Recovery Trust, Series Arahova6,13	1,773,964	42
Adelphia Recovery Trust, Series ACC-113	10,643,283	12
Five Star Travel Corp.6,7,13	83,780	23
		75,077

MATERIALS — 0.32%
Georgia Gulf Corp.10,13	1,723,408	60,112

INDUSTRIALS — 0.32%
Nortek, Inc.10,13	793,646	34,913
Delta Air Lines, Inc.13	2,373,769	23,524
United Continental Holdings, Inc.13	22,981	494
Atrium Corp.6,7,13	10,987	59
Quad/Graphics, Inc., Class A	2,328	32
ACF Industries Holding Corp.6,13	4,746	—
		59,022

TELECOMMUNICATION SERVICES — 0.14%
Frontier Communications Corp., Class B	6,000,000	25,020

ENERGY — 0.00%
Petroplus Holdings AG13	3,360,000	782

INFORMATION TECHNOLOGY — 0.00%
Remark Media, Inc.6,7,13	25,710	111

Total common stocks (cost: $250,348,000)		299,456

Warrants — 0.03%

CONSUMER DISCRETIONARY — 0.03%
Cooper-Standard Holdings Inc., warrants, expire 20174,6,10,13	195,965	4,164
Revel Holdings, Inc., warrants, expire 20216,7,13	16,916	2,030
Charter Communications, Inc., warrants, expire 201413	13,390	258

Total warrants (cost: $2,387,000)		6,452

	Principal amount
Short-term securities — 8.05%	(000)

Fannie Mae 0.07%–0.19% due 5/1/2012–1/8/2013	$457,775	457,434
U.S. Treasury Bills 0.048%–0.125% due 4/19–8/23/2012	265,200	265,143
Freddie Mac 0.07%–0.13% due 6/12–10/2/2012	250,500	250,394
Federal Home Loan Bank 0.07%–0.19% due 5/30–10/16/2012	92,100	92,068
Chariot Funding, LLC 0.20% due 6/26/20124	48,200	48,181
Jupiter Securitization Co., LLC 0.20% due 6/28/20124	15,000	14,992
Bank of New York Co., Inc. 0.10% due 4/25–4/30/20124	46,400	46,397
Walt Disney Co. 0.10% due 5/24–5/25/20124	45,600	45,590
Straight-A Funding LLC 0.19% due 4/17–4/18/20124	45,195	45,193
Coca-Cola Co. 0.09%–0.14% due 4/4–5/23/20124	42,500	42,497
NetJets Inc. 0.07% due 4/27/20124	36,000	35,998
Paccar Financial Corp. 0.12% due 4/20–4/24/2012	33,200	33,193
Private Export Funding Corp. 0.21% due 8/6/20124	30,000	29,948
Medtronic Inc. 0.10% due 5/8/20124	27,500	27,495
Johnson & Johnson 0.04% due 4/3/20124	17,000	17,000
PepsiCo Inc. 0.07% due 4/30/20124	16,300	16,299
Wal-Mart Stores, Inc. 0.07% due 4/20/20124	13,000	12,999
Procter & Gamble Co. 0.08% due 4/27/20124	7,000	6,999

Total short-term securities (cost: $1,487,891,000)		1,487,820

Total investment securities (cost: $17,767,201,000)		18,179,969
Other assets less liabilities		302,467

Net assets		$18,482,436

1Coupon rate may change periodically.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,922,003,000, which represented 10.40% of the net assets of the fund.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,964,918,000, which represented 32.27% of the net assets of the fund.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $190,431,000, which represented 1.03% of the net assets of the fund.

7Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$70,290	$85,524	.46%
Revel Entertainment 12.00% 2018	2/15/2011–3/15/2012	36,871	37,153	.20
Revel Holdings, Inc., warrants, expire 2021	2/15/2011	—	2,030	.01
Gray Television, Inc., Series D, 17.00% 2049	6/26/2008	15,730	16,518	.09
American Media, Inc.	11/17/2010	18,803	11,313	.07
Remark Media, Inc.	12/17/2007	791	111	.00
Five Star Travel Corp.	12/17/2007	21	23	.00
Atrium Corp.	4/30/2010	990	59	.00
Total restricted securities		$143,496	$152,731	.83%

8Step bond; coupon rate will increase at a later date.
9Scheduled interest and/or principal payment was not received.
10Represents an affiliated company as defined under the Investment Company Act of 1940.
11Index-linked bond whose principal amount moves with a government price index.

12A portion of this security was pledged as collateral for losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $604,000, which represented less than .01% of the net assets of the fund.

13Security did not produce income during the last 12 months.

Key to abbreviations and symbol

BRL = Brazilian reais	MXN = Mexican pesos
CLP = Chilean pesos	PHP = Philippine pesos
COP = Colombian pesos	PLN = Polish zloty
€ = Euros	RUB = Russian rubles
HUF = Hungarian forints	TRY = Turkish lira
KRW = South Korean won	UYU = Uruguayan pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.
MFGEFP-921-0512O-S29451

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: May 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: May 31, 2012

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: May 31, 2012